Commitments and Contingencies - Narrative (Detailsl)	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments and Contingencies [Line Items]
Loss Contingency Accrual	$ 0
Time Charter-in Vessel
Commitments and Contingencies [Line Items]
Vessels time charter-in	1
Operating Leases, Future Minimum Payments Due	$ 6,460,000
Contract Termination | Scorpio Commercial & Scorpio Ship Management
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 8,666,000
Termination fees (commissions) expected to be paid for a determined time period	6 months
Kamsarmax
Commitments and Contingencies [Line Items]
Aggregate Purchase Price of New Vessels	$ 25,500,000
2nd Qtr 2018 [Member] | Kamsarmax
Commitments and Contingencies [Line Items]
Aggregate Purchase Price of New Vessels	25,500,000
Unrecorded Unconditional Purchase Obligation	$ 18,800,000